LONG-TERM PAYABLES (Details 1)	Sep. 30, 2017 CNY (¥)
2018	¥ 275,244,059
2019	231,846,775
2020	205,222,270
2021	166,187,198
Total minimum lease payments	878,500,302
Less: Amount representing interest	(66,903,552)
Present value of net minimum lease payments	811,596,750
Current portion	243,819,837
Non-current portion	¥ 567,776,913